Time Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Time Deposits
Scheduled maturities of time deposits

(In thousands)
Due during the year ending December 31,
2023	$52,854
2024	19,344
2025	28,084
2026	977
2027	70
Thereafter	407
$101,736